Commitments (Details) € in Thousands, $ in Thousands		12 Months Ended
	Feb. 28, 2019 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€)
Commitments [Line Items]
Commitments to acquire property, plant and equipment		$ 0		€ 0
Commitments to acquire additional intangible assets		$ 0
Contractual period		6 months
Efgartigimod
Commitments [Line Items]
Outstanding commitment		$ 312,400
Halozyme | Global Collaboration and License Agreement
Commitments [Line Items]
Payment for each future target	$ 12,500
Future milestone payments	160,000
Payment for additional milestones	$ 40,000
Development milestone payment			$ 10,000
Phase 1 milestone payment		$ 5,000	5,000
Phase 3 milestone payment			$ 15,000